N-4	Oct. 09, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Oct. 09, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.75%[1]	NA	NA	NA

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:
Portfolio Companies [Table Text Block]
Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.75%[1]	NA	NA	NA

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Select Fund Capital Appreciation Portfolio Class P [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Capital Appreciation Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.